Segment reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Total revenue	R 129,677	R 112,129	R 113,684
Cost of sales, before amortisation and depreciation	(88,439)	(96,398)	(89,756)
Adjusted EBITDA	37,800	13,088	20,556
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(30,964)	(31,380)	(30,591)
Consumable stores	(20,772)	(24,685)	(25,778)
Utilities	(12,404)	(11,556)	(11,029)
Mine contracts	(8,694)	(7,109)	(8,005)
Cost of sales, before amortisation and depreciation	(88,439)	(96,398)	(89,756)
Amortisation and depreciation	(9,367)	(8,810)	(10,012)
Finance expense	(5,000)	(4,571)	(3,299)
Total impairments and reversal of impairments	(14,007)	(9,173)	(47,454)
Inventory write-down	1,477	4,784	1,694
Care and maintenance	1,761	1,609	1,378
Underground
SEGMENT REPORTING
Total revenue	90,364	78,867	83,612
Cost of sales, before amortisation and depreciation	(59,899)	(67,784)	(62,482)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(59,899)	(67,784)	(62,482)
Surface
SEGMENT REPORTING
Total revenue	18,448	16,598	13,730
Cost of sales, before amortisation and depreciation	(11,513)	(11,950)	(10,234)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(11,513)	(11,950)	(10,234)
Recycling/processing
SEGMENT REPORTING
Total revenue	20,865
Cost of sales, before amortisation and depreciation	(17,027)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(17,027)
Recycling
SEGMENT REPORTING
Total revenue		16,664	16,342
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(18,357)	(13,280)	(12,711)
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)
Marikana
Cost of sales before amortisation and depreciation consists of the following:
Care and maintenance		69	103
Work in progress
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	1,171	3,843	1,179
Finished goods
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	306	844	423
Kloof
Cost of sales before amortisation and depreciation consists of the following:
Care and maintenance		340	117
Southern Africa (SA)
SEGMENT REPORTING
Total revenue	97,942	82,402	84,736
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down		954
Southern Africa (SA) | Rustenburg operation
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	588
Southern Africa (SA) | Marikana
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	61
Southern Africa (SA) | Kroondal
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	264
Southern Africa (SA) | Work in progress
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down		728
Southern Africa (SA) | Finished goods
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down		185
US Region/ Stillwater
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	1,477	3,774	1,374
US Region/ Stillwater | Work in progress
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	1,171	3,115	996
US Region/ Stillwater | Finished goods
Cost of sales before amortisation and depreciation consists of the following:
Inventory write-down	306	659	378
Europe (EU)
SEGMENT REPORTING
Total revenue	518	2,784	3,024
Australia
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Operating segments | Southern Africa (SA)
SEGMENT REPORTING
Total revenue	97,942	82,402	84,736
Cost of sales, before amortisation and depreciation	(66,202)	(66,560)	(60,780)
Adjusted EBITDA	29,187	13,231	21,143
Capital expenditure
Sustaining capital expenditure	(3,946)	(3,497)	(3,514)
Ore reserve development	(5,275)	(5,309)	(5,248)
Growth projects	(3,362)	(4,292)	(3,591)
Total capital expenditure	(12,583)	(13,098)	(12,353)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(26,489)	(25,546)	(24,621)
Consumable stores	(17,752)	(18,789)	(18,551)
Utilities	(11,334)	(10,362)	(9,455)
Mine contracts	(7,797)	(5,529)	(5,400)
Other	(2,830)	(6,334)	(2,753)
Cost of sales, before amortisation and depreciation	(66,202)	(66,560)	(60,780)
Amortisation and depreciation	(7,855)	(6,547)	(5,357)
Finance expense	(1,866)	(1,948)	(1,603)
Total impairments and reversal of impairments	(1,919)	(17)	(3,239)
Operating segments | Southern Africa (SA) | Underground
SEGMENT REPORTING
Total revenue	84,166	69,787	73,257
Cost of sales, before amortisation and depreciation	(57,750)	(57,936)	(52,802)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(57,750)	(57,936)	(52,802)
Operating segments | Southern Africa (SA) | Surface
SEGMENT REPORTING
Total revenue	13,776	12,615	11,479
Cost of sales, before amortisation and depreciation	(8,452)	(8,624)	(7,978)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(8,452)	(8,624)	(7,978)
Operating segments | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | PGM operations
SEGMENT REPORTING
Total revenue	60,883	51,257	55,593
Cost of sales, before amortisation and depreciation	(43,214)	(42,963)	(36,699)
Adjusted EBITDA	16,682	7,399	17,620
Capital expenditure
Sustaining capital expenditure	(2,867)	(2,566)	(2,057)
Ore reserve development	(2,344)	(2,472)	(2,551)
Growth projects	(675)	(807)	(1,038)
Total capital expenditure	(5,886)	(5,845)	(5,646)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(17,445)	(16,691)	(15,157)
Consumable stores	(12,024)	(13,232)	(12,569)
Utilities	(5,416)	(4,658)	(3,943)
Mine contracts	(4,539)	(2,368)	(2,346)
Other	(3,790)	(6,014)	(2,684)
Cost of sales, before amortisation and depreciation	(43,214)	(42,963)	(36,699)
Amortisation and depreciation	(4,203)	(3,647)	(2,975)
Finance expense	(772)	(611)	(706)
Total impairments and reversal of impairments	(63)	(124)	(506)
Operating segments | Southern Africa (SA) | PGM operations | Underground
SEGMENT REPORTING
Total revenue	58,381	48,314	52,375
Cost of sales, before amortisation and depreciation	(41,137)	(40,994)	(34,819)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(41,137)	(40,994)	(34,819)
Operating segments | Southern Africa (SA) | PGM operations | Surface
SEGMENT REPORTING
Total revenue	2,502	2,943	3,218
Cost of sales, before amortisation and depreciation	(2,077)	(1,969)	(1,880)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,077)	(1,969)	(1,880)
Operating segments | Southern Africa (SA) | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | PGM operations | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Rustenburg operation
SEGMENT REPORTING
Total revenue	31,292	19,515	22,722
Cost of sales, before amortisation and depreciation	(21,921)	(16,601)	(15,147)
Adjusted EBITDA	9,265	2,951	7,636
Capital expenditure
Sustaining capital expenditure	(1,479)	(903)	(644)
Ore reserve development	(747)	(699)	(669)
Growth projects	(57)	(101)	0
Total capital expenditure	(2,283)	(1,703)	(1,313)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(8,913)	(5,806)	(5,628)
Consumable stores	(5,846)	(3,617)	(3,359)
Utilities	(3,162)	(1,975)	(1,835)
Mine contracts	(2,394)	(693)	(1,234)
Other	(1,606)	(4,510)	(3,091)
Cost of sales, before amortisation and depreciation	(21,921)	(16,601)	(15,147)
Amortisation and depreciation	(2,007)	(1,162)	(1,135)
Finance expense	(2,284)	(3,240)	(4,066)
Total impairments and reversal of impairments	0	0	(2)
Operating segments | Southern Africa (SA) | Rustenburg operation | Underground
SEGMENT REPORTING
Total revenue	29,705	17,469	20,530
Cost of sales, before amortisation and depreciation	(20,564)	(15,292)	(13,908)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(20,564)	(15,292)	(13,908)
Operating segments | Southern Africa (SA) | Rustenburg operation | Surface
SEGMENT REPORTING
Total revenue	1,587	2,046	2,192
Cost of sales, before amortisation and depreciation	(1,357)	(1,309)	(1,239)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(1,357)	(1,309)	(1,239)
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Rustenburg operation | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Marikana
SEGMENT REPORTING
Total revenue	28,342	25,311	27,282
Cost of sales, before amortisation and depreciation	(20,369)	(20,912)	(16,961)
Adjusted EBITDA	7,452	3,752	9,759
Capital expenditure
Sustaining capital expenditure	(1,353)	(1,118)	(1,097)
Ore reserve development	(1,597)	(1,773)	(1,882)
Growth projects	(618)	(680)	(893)
Total capital expenditure	(3,568)	(3,571)	(3,872)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(8,487)	(8,533)	(8,036)
Consumable stores	(5,946)	(7,653)	(7,962)
Utilities	(2,251)	(1,937)	(1,715)
Mine contracts	(1,929)	(379)	(227)
Other	(1,756)	(2,410)	979
Cost of sales, before amortisation and depreciation	(20,369)	(20,912)	(16,961)
Amortisation and depreciation	(2,100)	(1,884)	(1,537)
Finance expense	(424)	(392)	(413)
Total impairments and reversal of impairments	0	(112)	0
Operating segments | Southern Africa (SA) | Marikana | Underground
SEGMENT REPORTING
Total revenue	28,342	25,311	27,282
Cost of sales, before amortisation and depreciation	(20,369)	(20,912)	(16,961)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(20,369)	(20,912)	(16,961)
Operating segments | Southern Africa (SA) | Marikana | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0		0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0		0
Operating segments | Southern Africa (SA) | Marikana | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Marikana | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Kroondal
SEGMENT REPORTING
Total revenue		5,182	4,563
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)
Adjusted EBITDA		441	485
Capital expenditure
Sustaining capital expenditure		(503)	(286)
Ore reserve development		0	0
Growth projects		0	(20)
Total capital expenditure		(503)	(306)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages		(2,301)	(1,446)
Consumable stores		(1,776)	(1,069)
Utilities		(744)	(391)
Mine contracts		(1,092)	(668)
Other		1,289	(376)
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)
Amortisation and depreciation		(487)	(234)
Finance expense		(131)	(122)
Total impairments and reversal of impairments		9	(21)
Operating segments | Southern Africa (SA) | Kroondal | Underground
SEGMENT REPORTING
Total revenue		5,182	4,563
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation		(4,624)	(3,950)
Operating segments | Southern Africa (SA) | Kroondal | Surface
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Kroondal | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Platinum Mile
SEGMENT REPORTING
Total revenue	1,249	1,249	1,026
Cost of sales, before amortisation and depreciation	(924)	(826)	(641)
Adjusted EBITDA	179	187	103
Capital expenditure
Sustaining capital expenditure	(35)	(42)	(30)
Ore reserve development	0	0	0
Growth projects	0	(18)	(125)
Total capital expenditure	(35)	(60)	(155)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(45)	(51)	(47)
Consumable stores	(232)	(186)	(179)
Utilities	(3)	(2)	(2)
Mine contracts	(216)	(204)	(217)
Other	(428)	(383)	(196)
Cost of sales, before amortisation and depreciation	(924)	(826)	(641)
Amortisation and depreciation	(47)	(43)	(47)
Finance expense	0	0	0
Total impairments and reversal of impairments	0	0	0
Operating segments | Southern Africa (SA) | Platinum Mile | Underground
SEGMENT REPORTING
Total revenue	334	352	0
Cost of sales, before amortisation and depreciation	(204)	(166)	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(204)	(166)	0
Operating segments | Southern Africa (SA) | Platinum Mile | Surface
SEGMENT REPORTING
Total revenue	915	897	1,026
Cost of sales, before amortisation and depreciation	(720)	(660)	(641)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(720)	(660)	(641)
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Platinum Mile | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Mimosa
SEGMENT REPORTING
Total revenue	3,613	3,104	3,217
Cost of sales, before amortisation and depreciation	(2,531)	(2,483)	(2,409)
Adjusted EBITDA	1,085	619	781
Capital expenditure
Sustaining capital expenditure	(358)	(548)	(1,057)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(358)	(548)	(1,057)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(24)	(45)	(25)
Consumable stores	0	0	0
Utilities	(205)	(259)	(242)
Mine contracts	0	0	0
Other	(2,302)	(2,179)	(2,142)
Cost of sales, before amortisation and depreciation	(2,531)	(2,483)	(2,409)
Amortisation and depreciation	(412)	(334)	(475)
Finance expense	(58)	(45)	(28)
Total impairments and reversal of impairments	(599)	(26)	(2,287)
Operating segments | Southern Africa (SA) | Mimosa | Underground
SEGMENT REPORTING
Total revenue	3,613	3,104	3,217
Cost of sales, before amortisation and depreciation	(2,531)	(2,483)	(2,409)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,531)	(2,483)	(2,409)
Operating segments | Southern Africa (SA) | Mimosa | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa (SA) | Mimosa | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Mimosa | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Total SA gold
SEGMENT REPORTING
Total revenue	37,059	31,145	29,143
Cost of sales, before amortisation and depreciation	(22,988)	(23,597)	(24,081)
Adjusted EBITDA	12,505	5,832	3,523
Capital expenditure
Sustaining capital expenditure	(1,079)	(931)	(1,457)
Ore reserve development	(2,931)	(2,837)	(2,697)
Growth projects	(2,687)	(3,485)	(2,553)
Total capital expenditure	(6,697)	(7,253)	(6,707)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(9,044)	(8,855)	(9,464)
Consumable stores	(5,728)	(5,557)	(5,982)
Utilities	(5,918)	(5,704)	(5,512)
Mine contracts	(3,258)	(3,161)	(3,054)
Other	960	(320)	(69)
Cost of sales, before amortisation and depreciation	(22,988)	(23,597)	(24,081)
Amortisation and depreciation	(3,652)	(2,900)	(2,382)
Finance expense	(1,094)	(1,337)	(897)
Total impairments and reversal of impairments	(1,856)	107	(2,733)
Operating segments | Southern Africa (SA) | Total SA gold | Underground
SEGMENT REPORTING
Total revenue	25,785	21,473	20,882
Cost of sales, before amortisation and depreciation	(16,613)	(16,942)	(17,983)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(16,613)	(16,942)	(17,983)
Operating segments | Southern Africa (SA) | Total SA gold | Surface
SEGMENT REPORTING
Total revenue	11,274	9,672	8,261
Cost of sales, before amortisation and depreciation	(6,375)	(6,655)	(6,098)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(6,375)	(6,655)	(6,098)
Operating segments | Southern Africa (SA) | Total SA gold | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Total SA gold | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Driefontein
SEGMENT REPORTING
Total revenue	12,610	9,848	8,292
Cost of sales, before amortisation and depreciation	(6,961)	(6,948)	(6,567)
Adjusted EBITDA	5,607	2,840	1,647
Capital expenditure
Sustaining capital expenditure	(414)	(380)	(490)
Ore reserve development	(1,699)	(1,663)	(1,461)
Growth projects	0	0	0
Total capital expenditure	(2,113)	(2,043)	(1,951)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(3,540)	(3,388)	(3,229)
Consumable stores	(1,427)	(1,338)	(1,395)
Utilities	(2,512)	(2,228)	(1,973)
Mine contracts	(618)	(700)	(708)
Other	1,136	706	738
Cost of sales, before amortisation and depreciation	(6,961)	(6,948)	(6,567)
Amortisation and depreciation	(1,994)	(1,380)	(1,015)
Finance expense	(140)	(260)	(116)
Total impairments and reversal of impairments	166	0	(2)
Operating segments | Southern Africa (SA) | Driefontein | Underground
SEGMENT REPORTING
Total revenue	12,603	9,759	8,106
Cost of sales, before amortisation and depreciation	(6,961)	(6,933)	(6,468)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(6,961)	(6,933)	(6,468)
Operating segments | Southern Africa (SA) | Driefontein | Surface
SEGMENT REPORTING
Total revenue	7	89	186
Cost of sales, before amortisation and depreciation	0	(15)	(99)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	(15)	(99)
Operating segments | Southern Africa (SA) | Driefontein | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Driefontein | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Kloof
SEGMENT REPORTING
Total revenue	5,466	6,769	8,833
Cost of sales, before amortisation and depreciation	(5,594)	(6,326)	(8,149)
Adjusted EBITDA	(190)	68	524
Capital expenditure
Sustaining capital expenditure	(251)	(247)	(421)
Ore reserve development	(981)	(932)	(912)
Growth projects	0	0	(117)
Total capital expenditure	(1,232)	(1,179)	(1,450)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(2,320)	(2,438)	(3,235)
Consumable stores	(1,038)	(1,239)	(1,728)
Utilities	(1,590)	(1,679)	(1,740)
Mine contracts	(651)	(654)	(696)
Other	5	(316)	(750)
Cost of sales, before amortisation and depreciation	(5,594)	(6,326)	(8,149)
Amortisation and depreciation	(717)	(788)	(796)
Finance expense	(186)	(294)	(126)
Total impairments and reversal of impairments	(3,779)	0	(1,616)
Operating segments | Southern Africa (SA) | Kloof | Underground
SEGMENT REPORTING
Total revenue	5,015	5,970	8,062
Cost of sales, before amortisation and depreciation	(5,423)	(5,774)	(7,552)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(5,423)	(5,774)	(7,552)
Operating segments | Southern Africa (SA) | Kloof | Surface
SEGMENT REPORTING
Total revenue	451	799	771
Cost of sales, before amortisation and depreciation	(171)	(552)	(597)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(171)	(552)	(597)
Operating segments | Southern Africa (SA) | Kloof | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Kloof | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | Beatrix
SEGMENT REPORTING
Total revenue	6,278	5,329	4,804
Cost of sales, before amortisation and depreciation	(4,229)	(4,260)	(4,059)
Adjusted EBITDA	2,012	1,027	458
Capital expenditure
Sustaining capital expenditure	(111)	(64)	(114)
Ore reserve development	(251)	(242)	(324)
Growth projects	0	0	0
Total capital expenditure	(362)	(306)	(438)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(2,113)	(2,002)	(2,049)
Consumable stores	(1,116)	(938)	(979)
Utilities	(557)	(497)	(584)
Mine contracts	(492)	(429)	(518)
Other	49	(394)	71
Cost of sales, before amortisation and depreciation	(4,229)	(4,260)	(4,059)
Amortisation and depreciation	(363)	(395)	(328)
Finance expense	(122)	(193)	(113)
Total impairments and reversal of impairments	449	0	0
Operating segments | Southern Africa (SA) | Beatrix | Underground
SEGMENT REPORTING
Total revenue	6,278	5,310	4,714
Cost of sales, before amortisation and depreciation	(4,229)	(4,235)	(3,963)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(4,229)	(4,235)	(3,963)
Operating segments | Southern Africa (SA) | Beatrix | Surface
SEGMENT REPORTING
Total revenue	0	19	90
Cost of sales, before amortisation and depreciation	0	(25)	(96)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	(25)	(96)
Operating segments | Southern Africa (SA) | Beatrix | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | Beatrix | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa (SA) | DRDGOLD
SEGMENT REPORTING
Total revenue	9,129	7,068	5,816
Cost of sales, before amortisation and depreciation	(4,649)	(4,484)	(4,040)
Adjusted EBITDA	4,438	2,542	1,736
Capital expenditure
Sustaining capital expenditure	(303)	(240)	(432)
Ore reserve development	0	0	0
Growth projects	(2,673)	(3,131)	(882)
Total capital expenditure	(2,976)	(3,371)	(1,314)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(751)	(765)	(706)
Consumable stores	(1,419)	(1,355)	(1,212)
Utilities	(543)	(617)	(620)
Mine contracts	(928)	(867)	(741)
Other	(1,008)	(880)	(761)
Cost of sales, before amortisation and depreciation	(4,649)	(4,484)	(4,040)
Amortisation and depreciation	(392)	(312)	(194)
Finance expense	(69)	(78)	(72)
Total impairments and reversal of impairments	0	0	0
Operating segments | Southern Africa (SA) | DRDGOLD | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa (SA) | DRDGOLD | Surface
SEGMENT REPORTING
Total revenue	9,129	7,068	5,816
Cost of sales, before amortisation and depreciation	(4,649)	(4,484)	(4,040)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(4,649)	(4,484)	(4,040)
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa (SA) | DRDGOLD | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | International Operations
SEGMENT REPORTING
Total revenue	32,304	29,854	29,087
Cost of sales, before amortisation and depreciation	(22,268)	(29,838)	(28,976)
Adjusted EBITDA	9,198	126	(428)
Capital expenditure
Sustaining capital expenditure	(505)	(992)	(2,542)
Ore reserve development	(1,212)	(1,920)	(3,889)
Growth projects	(6,012)	(6,528)	(3,295)
Total capital expenditure	(7,729)	(9,440)	(9,726)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(4,475)	(5,834)	(5,970)
Consumable stores	(3,020)	(5,897)	(7,227)
Utilities	(1,070)	(1,193)	(1,575)
Mine contracts	(897)	(1,579)	(2,605)
Other	2,963	(2,055)	1,112
Cost of sales, before amortisation and depreciation	(22,268)	(29,838)	(28,976)
Amortisation and depreciation	(1,509)	(2,261)	(4,655)
Finance expense	(2,091)	(2,297)	(1,385)
Total impairments and reversal of impairments	(12,062)	(9,156)	(44,215)
Operating segments | International Operations | Underground
SEGMENT REPORTING
Total revenue	6,718	9,207	10,494
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Operating segments | International Operations | Surface
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Operating segments | International Operations | Recycling/processing
SEGMENT REPORTING
Total revenue	20,914
Cost of sales, before amortisation and depreciation	(17,058)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(15,769)
Cost of sales, before amortisation and depreciation	(17,058)
Operating segments | International Operations | Recycling
SEGMENT REPORTING
Total revenue		16,664	16,342
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)	(12,711)
Cost of sales, before amortisation and depreciation		(16,664)	(17,040)
Operating segments | US Region/ Stillwater
SEGMENT REPORTING
Total revenue	27,114	23,087	23,812
Cost of sales, before amortisation and depreciation	(18,440)	(23,128)	(22,391)
Adjusted EBITDA	8,522	483	1,317
Capital expenditure
Sustaining capital expenditure	(412)	(633)	(2,180)
Ore reserve development	(1,212)	(1,920)	(3,889)
Growth projects	(135)	(291)	(774)
Total capital expenditure	(1,759)	(2,844)	(6,843)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(3,647)	(4,947)	(5,108)
Consumable stores	(1,933)	(2,852)	(3,467)
Utilities	(438)	(624)	(647)
Mine contracts	(494)	(920)	(2,076)
Other	3,841	(505)	1,618
Cost of sales, before amortisation and depreciation	(18,440)	(23,128)	(22,391)
Amortisation and depreciation	(1,489)	(2,105)	(3,390)
Finance expense	(1,813)	(1,791)	(1,134)
Total impairments and reversal of impairments	(4,230)	(8,824)	(38,919)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue	6,718	9,207	10,494
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Operating segments | US Region/ Stillwater | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling/processing
SEGMENT REPORTING
Total revenue	20,396
Cost of sales, before amortisation and depreciation	(16,291)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(15,769)
Cost of sales, before amortisation and depreciation	(16,291)
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Total revenue		13,880	13,318
Cost of sales, before amortisation and depreciation		(13,280)	(12,711)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)	(12,711)
Cost of sales, before amortisation and depreciation		(13,280)	(12,711)
Operating segments | US Region/ Stillwater | PGM operations
SEGMENT REPORTING
Total revenue	13,985	16,781
Cost of sales, before amortisation and depreciation	(6,507)	(17,096)
Adjusted EBITDA	7,353	215
Capital expenditure
Sustaining capital expenditure	(366)	(623)
Ore reserve development	(1,212)	(1,920)
Growth projects	(135)	(291)
Total capital expenditure	(1,713)	(2,834)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(3,230)	(4,687)
Consumable stores	(1,852)	(2,808)
Utilities	(414)	(613)
Mine contracts	(494)	(920)
Other	3,841	(820)
Cost of sales, before amortisation and depreciation	(6,507)	(17,096)
Amortisation and depreciation	(1,252)	(1,934)
Finance expense	(1,762)	(1,761)
Total impairments and reversal of impairments	(4,230)	(8,824)
Operating segments | US Region/ Stillwater | PGM operations | Underground
SEGMENT REPORTING
Total revenue	6,718	9,207
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)
Operating segments | US Region/ Stillwater | PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	0
Cost of sales, before amortisation and depreciation	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0
Operating segments | US Region/ Stillwater | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	7,267
Cost of sales, before amortisation and depreciation	(4,358)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(4,358)
Cost of sales, before amortisation and depreciation	(4,358)
Operating segments | US Region/ Stillwater | PGM operations | Recycling
SEGMENT REPORTING
Total revenue		7,574
Cost of sales, before amortisation and depreciation		(7,248)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)
Cost of sales, before amortisation and depreciation		(7,248)
Operating segments | US Region/ Stillwater | US PGM
SEGMENT REPORTING
Total revenue	6,718	9,207	10,494
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Adjusted EBITDA	4,444	(111)	710
Capital expenditure
Sustaining capital expenditure	(363)	(611)	(2,178)
Ore reserve development	(1,212)	(1,920)	(3,889)
Growth projects	(135)	(291)	(774)
Total capital expenditure	(1,710)	(2,822)	(6,841)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(3,230)	(4,687)	(5,108)
Consumable stores	(1,852)	(2,808)	(3,467)
Utilities	(414)	(613)	(647)
Mine contracts	(494)	(920)	(2,076)
Other	3,841	(820)	1,618
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Amortisation and depreciation	(1,246)	(1,929)	(3,386)
Finance expense	(1,762)	(1,761)	(1,134)
Total impairments and reversal of impairments	(4,230)	(8,824)	(38,919)
Operating segments | US Region/ Stillwater | US PGM | Underground
SEGMENT REPORTING
Total revenue	6,718	9,207	10,494
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(2,149)	(9,848)	(9,680)
Operating segments | US Region/ Stillwater | US PGM | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | US PGM | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | US Region/ Stillwater | US PGM | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | US Region/ Stillwater | Total US Recycling
SEGMENT REPORTING
Total revenue	20,396	13,880
Cost of sales, before amortisation and depreciation	(16,291)	(13,280)
Adjusted EBITDA	4,078	594
Capital expenditure
Sustaining capital expenditure	(49)	(22)
Ore reserve development	0	0
Growth projects	0	0
Total capital expenditure	(49)	(22)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(417)	(260)
Consumable stores	(81)	(44)
Utilities	(24)	(11)
Mine contracts	0	0
Other	0	315
Cost of sales, before amortisation and depreciation	(16,291)	(13,280)
Amortisation and depreciation	(243)	(176)
Finance expense	(51)	(30)
Total impairments and reversal of impairments	0	0
Operating segments | US Region/ Stillwater | Total US Recycling | Underground
SEGMENT REPORTING
Total revenue	0	0
Cost of sales, before amortisation and depreciation	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0
Operating segments | US Region/ Stillwater | Total US Recycling | Surface
SEGMENT REPORTING
Total revenue	0	0
Cost of sales, before amortisation and depreciation	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0
Operating segments | US Region/ Stillwater | Total US Recycling | Recycling/processing
SEGMENT REPORTING
Total revenue	20,396
Cost of sales, before amortisation and depreciation	(16,291)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(15,769)
Cost of sales, before amortisation and depreciation	(16,291)
Operating segments | US Region/ Stillwater | Total US Recycling | Recycling
SEGMENT REPORTING
Total revenue		13,880
Cost of sales, before amortisation and depreciation		(13,280)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(13,280)
Cost of sales, before amortisation and depreciation		(13,280)
Operating segments | US Region/ Stillwater | Columbus
SEGMENT REPORTING
Total revenue	7,267	7,574	13,318
Cost of sales, before amortisation and depreciation	(4,358)	(7,248)	(12,711)
Adjusted EBITDA	2,909	326	607
Capital expenditure
Sustaining capital expenditure	(3)	(12)	(2)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(3)	(12)	(2)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	0	0	0
Consumable stores	0	0	0
Utilities	0	0	0
Mine contracts	0	0	0
Other	0	0	0
Cost of sales, before amortisation and depreciation	(4,358)	(7,248)	(12,711)
Amortisation and depreciation	(6)	(5)	(4)
Finance expense	0	0	0
Total impairments and reversal of impairments	0	0	0
Operating segments | US Region/ Stillwater | Columbus | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Columbus | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Columbus | Recycling/processing
SEGMENT REPORTING
Total revenue	7,267
Cost of sales, before amortisation and depreciation	(4,358)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(4,358)
Cost of sales, before amortisation and depreciation	(4,358)
Operating segments | US Region/ Stillwater | Columbus | Recycling
SEGMENT REPORTING
Total revenue		7,574	13,318
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(7,248)	(12,711)
Cost of sales, before amortisation and depreciation		(7,248)	(12,711)
Operating segments | US Region/ Stillwater | Pennsylvania site recycling
SEGMENT REPORTING
Total revenue	13,129	6,306
Cost of sales, before amortisation and depreciation	(11,933)	(6,032)
Adjusted EBITDA	1,169	268
Capital expenditure
Sustaining capital expenditure	(46)	(10)
Ore reserve development	0	0
Growth projects	0	0
Total capital expenditure	(46)	(10)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(417)	(260)
Consumable stores	(81)	(44)
Utilities	(24)	(11)
Mine contracts	0	0
Other	0	315
Cost of sales, before amortisation and depreciation	(11,933)	(6,032)
Amortisation and depreciation	(237)	(171)
Finance expense	(51)	(30)
Total impairments and reversal of impairments	0	0
Operating segments | US Region/ Stillwater | Pennsylvania site recycling | Underground
SEGMENT REPORTING
Total revenue	0	0
Cost of sales, before amortisation and depreciation	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0
Operating segments | US Region/ Stillwater | Pennsylvania site recycling | Surface
SEGMENT REPORTING
Total revenue	0	0
Cost of sales, before amortisation and depreciation	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0
Operating segments | US Region/ Stillwater | Pennsylvania site recycling | Recycling/processing
SEGMENT REPORTING
Total revenue	13,129
Cost of sales, before amortisation and depreciation	(11,933)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	(11,411)
Cost of sales, before amortisation and depreciation	(11,933)
Operating segments | US Region/ Stillwater | Pennsylvania site recycling | Recycling
SEGMENT REPORTING
Total revenue		6,306
Cost of sales, before amortisation and depreciation		(6,032)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		(6,032)
Cost of sales, before amortisation and depreciation		(6,032)
Operating segments | Europe (EU)
SEGMENT REPORTING
Total revenue	518	2,784	3,024
Cost of sales, before amortisation and depreciation	(767)	(3,384)	(4,329)
Adjusted EBITDA	(776)	(878)	(1,459)
Capital expenditure
Sustaining capital expenditure	(28)	(173)	(248)
Ore reserve development	0	0	0
Growth projects	(5,756)	(6,221)	(2,470)
Total capital expenditure	(5,784)	(6,394)	(2,718)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(193)	(350)	(360)
Consumable stores	(193)	(2,276)	(3,015)
Utilities	(50)	(8)	(424)
Mine contracts	(88)	(331)	(374)
Other	(243)	(419)	(156)
Cost of sales, before amortisation and depreciation	(767)	(3,384)	(4,329)
Amortisation and depreciation	(19)	(38)	(206)
Finance expense	(93)	(204)	(67)
Total impairments and reversal of impairments	(7,832)	(221)	(1,607)
Operating segments | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue	518
Cost of sales, before amortisation and depreciation	(767)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	(767)
Operating segments | Europe (EU) | Recycling
SEGMENT REPORTING
Total revenue		2,784	3,024
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)
Operating segments | Europe (EU) | Sandouville nickel refinery
SEGMENT REPORTING
Total revenue	518	2,784	3,024
Cost of sales, before amortisation and depreciation	(767)	(3,384)	(4,329)
Adjusted EBITDA	(590)	(723)	(1,328)
Capital expenditure
Sustaining capital expenditure	(28)	(173)	(248)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(28)	(173)	(248)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(193)	(350)	(360)
Consumable stores	(193)	(2,276)	(3,015)
Utilities	(50)	(8)	(424)
Mine contracts	(88)	(331)	(374)
Other	(243)	(419)	(156)
Cost of sales, before amortisation and depreciation	(767)	(3,384)	(4,329)
Amortisation and depreciation	(2)	(29)	(199)
Finance expense	(13)	(70)	(13)
Total impairments and reversal of impairments	(28)	(221)	(1,607)
Operating segments | Europe (EU) | Sandouville nickel refinery | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Europe (EU) | Sandouville nickel refinery | Recycling/processing
SEGMENT REPORTING
Total revenue	518
Cost of sales, before amortisation and depreciation	(767)
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	(767)
Operating segments | Europe (EU) | Sandouville nickel refinery | Recycling
SEGMENT REPORTING
Total revenue		2,784	3,024
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		(3,384)	(4,329)
Operating segments | Australia
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Adjusted EBITDA	1,452	521	(286)
Capital expenditure
Sustaining capital expenditure	(65)	(186)	(114)
Ore reserve development	0	0	0
Growth projects	(121)	(16)	(51)
Total capital expenditure	(186)	(202)	(165)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(635)	(537)	(502)
Consumable stores	(894)	(769)	(745)
Utilities	(582)	(561)	(504)
Mine contracts	(315)	(328)	(155)
Other	(635)	(1,131)	(350)
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Amortisation and depreciation	(1)	(118)	(1,059)
Finance expense	(185)	(302)	(184)
Total impairments and reversal of impairments	0	(111)	(3,689)
Operating segments | Australia | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Australia | Surface
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Operating segments | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Australia | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Australia | Century zinc retreatment operation
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Adjusted EBITDA	1,582	641	(285)
Capital expenditure
Sustaining capital expenditure	(59)	(186)	(114)
Ore reserve development	0	0	0
Growth projects	(55)	(6)	(51)
Total capital expenditure	(114)	(192)	(165)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(635)	(537)	(502)
Consumable stores	(894)	(769)	(745)
Utilities	(582)	(561)	(504)
Mine contracts	(315)	(328)	(155)
Other	(635)	(1,131)	(350)
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Amortisation and depreciation	0	(117)	(1,059)
Finance expense	(172)	(288)	(158)
Total impairments and reversal of impairments	0	(4)	(3,689)
Operating segments | Australia | Century zinc retreatment operation | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Australia | Century zinc retreatment operation | Surface
SEGMENT REPORTING
Total revenue	4,672	3,983	2,251
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(3,061)	(3,326)	(2,256)
Operating segments | Australia | Century zinc retreatment operation | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Australia | Century zinc retreatment operation | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items
SEGMENT REPORTING
Total revenue	(569)	(127)	(139)
Cost of sales, before amortisation and depreciation	31	0	0
Adjusted EBITDA	(585)	(269)	(159)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	31	0	0
Material reconciling items | Underground
SEGMENT REPORTING
Total revenue	(520)	(127)	(139)
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Recycling/processing
SEGMENT REPORTING
Total revenue	(49)
Cost of sales, before amortisation and depreciation	31
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	31
Material reconciling items | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa (SA) | Underground
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa (SA) | Surface
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	(1,555)	(1,579)	(1,266)
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	(1,555)	(1,579)	(1,266)
Material reconciling items | Southern Africa (SA) | Recycling/processing
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Southern Africa (SA) | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa (SA) | PGM operations
SEGMENT REPORTING
Total revenue	(3,613)	(3,104)	(3,217)
Cost of sales, before amortisation and depreciation	2,531	2,483	2,409
Adjusted EBITDA	(1,299)	(551)	(1,144)
Capital expenditure
Sustaining capital expenditure	358	548	1,057
Ore reserve development	0	0	0
Growth projects	0	(8)	0
Total capital expenditure	358	540	1,057
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	24	45	25
Consumable stores	0	0	0
Utilities	205	259	242
Mine contracts	0	0	0
Other	2,302	2,179	2,142
Cost of sales, before amortisation and depreciation	2,531	2,483	2,409
Amortisation and depreciation	363	263	453
Finance expense	1,994	3,197	3,923
Total impairments and reversal of impairments	536	5	1,804
Material reconciling items | Southern Africa (SA) | PGM operations | Underground
SEGMENT REPORTING
Total revenue	(3,613)	(3,104)	(3,217)
Cost of sales, before amortisation and depreciation	2,531	2,483	2,409
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	2,531	2,483	2,409
Material reconciling items | Southern Africa (SA) | PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa (SA) | PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Southern Africa (SA) | PGM operations | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa (SA) | Total SA gold
SEGMENT REPORTING
Total revenue	3,576	2,131	1,398
Cost of sales, before amortisation and depreciation	(1,555)	(1,579)	(1,266)
Adjusted EBITDA	638	(645)	(842)
Capital expenditure
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	(14)	(354)	(1,554)
Total capital expenditure	(14)	(354)	(1,554)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(320)	(262)	(245)
Consumable stores	(728)	(687)	(668)
Utilities	(716)	(683)	(595)
Mine contracts	(569)	(511)	(391)
Other	778	564	633
Cost of sales, before amortisation and depreciation	(1,555)	(1,579)	(1,266)
Amortisation and depreciation	(186)	(25)	(49)
Finance expense	(577)	(512)	(470)
Total impairments and reversal of impairments	1,308	107	(1,115)
Material reconciling items | Southern Africa (SA) | Total SA gold | Underground
SEGMENT REPORTING
Total revenue	1,889	434	0
Material reconciling items | Southern Africa (SA) | Total SA gold | Surface
SEGMENT REPORTING
Total revenue	1,687	1,697	1,398
Material reconciling items | Southern Africa (SA) | Total SA gold | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Material reconciling items | Southern Africa (SA) | Total SA gold | Recycling
SEGMENT REPORTING
Total revenue		0	0
Material reconciling items | Europe (EU)
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Adjusted EBITDA	(186)	(155)	(131)
Capital expenditure
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	(5,756)	(6,221)	(2,470)
Total capital expenditure	(5,756)	(6,221)	(2,470)
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	0	0	0
Consumable stores	0	0	0
Utilities	0	0	0
Mine contracts	0	0	0
Other	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Amortisation and depreciation	(17)	(9)	(7)
Finance expense	(80)	(134)	(54)
Total impairments and reversal of impairments	(7,804)	0	0
Material reconciling items | Europe (EU) | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Europe (EU) | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Europe (EU) | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Europe (EU) | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Australia
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Adjusted EBITDA	(130)	(120)	(1)
Capital expenditure
Sustaining capital expenditure	(6)	0	0
Ore reserve development	0	0	0
Growth projects	(66)	(10)	0
Total capital expenditure	(72)	(10)	0
Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	0	0	0
Consumable stores	0	0	0
Utilities	0	0	0
Mine contracts	0	0	0
Other	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Amortisation and depreciation	(1)	(1)	0
Finance expense	(13)	(14)	(26)
Total impairments and reversal of impairments	0	(107)	0
Material reconciling items | Australia | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Australia | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Cost of sales before amortisation and depreciation consists of the following:
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Australia | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling	0
Cost of sales, before amortisation and depreciation	R 0
Material reconciling items | Australia | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Cost of sales before amortisation and depreciation consists of the following:
Recycling		0	0
Cost of sales, before amortisation and depreciation		R 0	R 0